Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Putnam Focused Large Cap Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Growth ETF (NAV)
Account Value	$ 14,043	$ 10,628	$ 8,856	$ 11,544
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 13,545	10,714	9,336	10,766
ETF Market [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Focused Large Cap Growth ETF (Market Price)
Account Value	$ 14,035	10,633	8,872	11,550
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 14,708	$ 11,085	$ 9,090	$ 11,231